Income Taxes	3 Months Ended
Jan. 31, 2022
Income Taxes
Income Taxes
NOTE 15:  INCOME TAXES
The Canada Revenue Agency (CRA), Revenu Québec Agency (RQA) and Alberta Tax and Revenue Administration (ATRA) are denying certain dividend deductions claimed by the Bank. During the quarter, the CRA reassessed the Bank for $154 million of additional income tax and interest in respect of its 2016 taxation year. As at January 31, 2022, the CRA has reassessed the Bank for $1,186 million of income tax and interest for the years 2011 to 2016, the RQA has reassessed the Bank for $34 million for the years 2011 to 2015, and the ATRA has reassessed the Bank for $33 million for the years 2011 to 2014. In February 2022, the ATRA reassessed the Bank for $21 million of additional income tax and interest in respect of its 2015 and 2016 taxation years. In total, the Bank has been reassessed for $1,274 million of income tax and interest. The Bank expects the CRA, RQA, and ATRA to continue to reassess open years on the same basis. The Bank is of the view that its tax filing positions were appropriate and intends to challenge all reassessments.